Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Entity Registrant Name	ECOMINAS CORP.
Entity Central Index Key	0001115864
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	Calle 2, Edificio UNO
Entity Address Address Line 2	Las Mercedes, Oficina 2B
Entity Address City Or Town	Caracas
City Area Code	416
Local Phone Number	825-9367